Lease Liabilities (Tables)	12 Months Ended
Feb. 28, 2026
Lease Liabilities [Abstarct]
Schedule of Undiscounted Maturity Analysis of Lease Liabilities

The undiscounted maturity analysis of lease liabilities is as follows: -

	Minimum lease payment due
Figures in Rand thousands	Within 1 year	2-4 years	Over 4 years	Total

At 28 February 2026
Lease payments	141,305	183,839	1,263	326,407
Finance charges	(12,017)	(26,171)	(354)	(38,542)
Present value of lease payments	129,288	157,668	909	287,865

At 28 February 2025
Lease payments	84,398	132,804	788	217,990
Finance charges	(6,953)	(6,330)	(11)	(13,294)
Present value of lease payments	77,445	126,474	777	204,696

Schedule of Lease Liabilities
	As of February 28
Figures in Rand thousands	2026	2025

Non-current liabilities	158,577	127,251
Current liabilities	129,288	77,445
	287,865	204,696